As filed with the Securities and Exchange Commission on August 9, 2021

Registration No. 333-222196

811-07798

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 10	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment #173	☒

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: 212-576-7000

Peter M. Fabiankovic, Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Dodie Kent, Esq. Eversheds Sutherland LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on August 28, 2021 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                     , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 9 to the Registration Statement, filed on June 11, 2021. The new effectiveness date is August 28, 2021. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 9th day of August, 2021.

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ Amanda Kuhl Sarrubbo
Amanda Kuhl Sarrubbo
Vice President and Actuary

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Amanda Kuhl Sarrubbo
Amanda Kuhl Sarrubbo
Vice President and Actuary

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Brill, Elizabeth K.*	Director
Cook, Alexander I. M.*	Director
DeSanto, Craig L.*	Chairman of the Board, President & Director
Feldstein, Eric A.*	Director and Principal Financial Officer
Gardner, Robert M.*	Director & Controller (Principal Accounting Officer)
Harte, Francis M.*	Director
Hendry, Thomas A.*	Director
Kravitz, Jodi *	Director
Madgett, Mark J.*	Director
Malloy, Anthony*	Director
Mathas, Theodore A.*	Director & Chief Executive Officer (Principal Executive Officer)
Miller, Amy*	Director
Wion, Matthew D.*	Director

By:	/s/ Amanda Kuhl Sarrubbo
Amanda Kuhl Sarrubbo
Attorney-in-Fact
August 9, 2021

*	Pursuant to Powers of Attorney previously filed.